Document and Entity Information	12 Months Ended
Dec. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Apr 25, 2013
Registrant Name	DWS MARKET TRUST
Central Index Key	0000095603
Amendment Flag	false
Document Creation Date	Apr 25, 2013
Document Effective Date	Apr 25, 2013
Prospectus Date	Dec 1, 2012

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Disciplined Market Neutral Fund
(Effective on or about July 19, 2013: DWS Diversified Market Neutral Fund)

The following changes are effective on or about July 19, 2013.

DWS Disciplined Market Neutral Fund will change its name to DWS Diversified Market Neutral Fund.

The following information replaces the existing disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectus:

Main investments. The fund seeks to achieve its investment objective by employing a multi-manager approach whereby portions of the fund’s assets are allocated to separate investment management teams, including subadvisors that employ different market neutral investment strategies. Pursuant to the investment management teams’ different investment strategies, the fund’s investment portfolio is primarily comprised of long and short positions in common stocks of companies from U.S., foreign and emerging markets. Portfolio management buys (takes long positions in) common stocks that it believes are undervalued and sells short common stocks (borrows the stock and then sells it) that it believes are overvalued. The fund’s equity investments will consist mainly of common stocks, but may also include investments in other types of equities such as preferred stocks or convertible stocks.

Management process. The Advisor provides or oversees the provision of all investment advisory and portfolio management services for the fund. The fund’s different investment management teams, including subadvisors, select individual portfolio securities for the assets assigned to them. The Advisor, subject to the approval of the Board, has ultimate responsibility to recommend to the Board the hiring, termination and replacement of any subadvisors. The Advisor currently allocates the fund’s assets among three different investment management teams, including two subadvisors that employ different market neutral strategies.

In selecting investment management teams, the Advisor seeks to identify investment management teams that, based on their investment strategies and historical performance, have the potential, in the opinion of the Advisor, to perform independently of each other and achieve low correlation to, and lower volatility than the markets. When determining how to allocate assets of the fund among the investment management teams, the Advisor will consider a variety of factors, including the investment strategy, the investment sub-strategy and expected return potential, and the manner in which the investment management teams’ historical and expected investment returns correlate with each other. In addition, additional guidelines will also be employed and monitored by the Advisor to ensure the investment management teams’ compliance with its stated mandate and risk framework.

The Advisor currently allocates the fund’s assets across two sub-advised sleeves managed by Pyramis Global Advisors, LLC (”Pyramis”) and Henderson Alternative Investment Advisor Limited (”Henderson”) and one sleeve managed by the Advisor. Each investment management team will employ different market neutral investment strategies when managing the assets of the fund allocated to it.

Pyramis’ Market Neutral Strategy: The strategy utilizes a long/short market neutral approach with the ability to go wherever research identifies the best opportunities both domestically and globally. To isolate sources of performance spread (i.e., the performance differential between the long and short portfolios), portfolio management focuses on strong, company-level catalysts and fundamentally driven themes in the marketplace that can be translated into long and short positions via pair trades. From a valuation perspective, portfolio management looks for stocks that are trading at reasonable valuations relative to growth prospects and relative to peers. Stocks are typically sold when the investment thesis behind the stock’s inclusion in the strategy has played out, if there is a change to the investment thesis given new information, or if portfolio management simply sees better opportunity elsewhere.

When constructing the portfolio, portfolio management is able to draw input from research analysts located in various countries around the globe. Day-to-day decision making within the strategy generally takes place in a collaborative team context, with final security selection and accountability resting with portfolio management. The focus of the team context is to incorporate multiple viewpoints reached from a variety of perspectives and activities. The approach encourages active discussion among team members, resulting in a higher level and quality of idea generation. Daily meetings, as well as informal interactions, set the platform for optimal communication.

Henderson’s Market Neutral Strategy: The strategy is a ’best ideas’ global, highly liquid equity long/short strategy that focuses exclusively on public equities. In choosing securities, portfolio management utilizes a bottom up, fundamental stock-selection criteria based on deep fundamental analysis. Regional investment teams contribute investment ideas and recommendations which are pooled together to form one portfolio. The strategy utilizes a mix of fundamental investment disciplines that include both growth and value strategies to reduce volatility and correlation. Portfolio management adopts an active management approach to adapt the portfolio to rapidly changing market and macro conditions. Portfolio management conducts rigorous portfolio stress testing and analysis to seek to preserve capital through all market cycles.

The Advisor’s Market Neutral Strategy: The strategy employs a proprietary multi-factor quantitative model that ranks securities based on expected performance over a defined time horizon. The rankings are supported through factor selection and weightings that reflect the efficacy and consistency of all the factors that are analyzed. The model utilizes numerous quantitative factors across broad categories such as valuation, momentum, profitability, earnings and sales growth and equity change. In constructing the portfolio, market neutrality will be achieved by investing equal dollar amounts in the long and short portfolios.

Derivatives. In implementing their respective strategies, the investment teams generally may use futures contracts total return swaps, which are each a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular security or market or to maintain full long and short exposure.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The following disclosure is added under the ”MAIN RISKS” section of the summary section of the fund’s prospectus:

Multi-manager approach risk. While the investment strategies employed by the fund’s investment management teams are intended to be complementary, they may not in fact be complementary. The interplay of the various strategies employed by the fund’s multiple investment management teams may result in the fund holding a significant amount of certain types of securities. This may be beneficial or detrimental to the fund’s performance depending upon the performance of those securities and the overall economic environment. The investment management teams selected for the fund may underperform the market generally or other investment management teams that could have been selected for the fund. The multi-manager approach could increase the fund’s portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to the fund’s portfolio securities, higher brokerage commissions and other transaction costs. The success of the fund’s investment strategy depends on, among other things, both the Advisor’s skill in selecting investment management teams and allocating assets to those investment management teams and on an investment management team’s skill in executing the relevant investment strategy and selecting investments for the fund. The degree of correlation among the investment management teams’ investment strategies and the market as a whole will vary as a result of market conditions and other factors, and certain investment management teams could have a greater degree of correlation with each other and with the market than other investment management teams.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund’s investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund’s exposure to the market and magnify potential losses.

Value investing risk. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.

Growth investing risk. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.

IPO risk. Prices of securities bought in an initial public offering (IPO) may rise and fall rapidly, often because of investor perceptions rather than economic reasons. To the extent a mutual fund is small in size, its IPO investments may have a significant impact on its performance since they may represent a larger proportion of the fund’s overall portfolio as compared to the portfolio of a larger fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS MARKET TRUST
Prospectus Date	rr_ProspectusDate	Dec 1, 2012
Supplement [Text Block]	dmt_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Disciplined Market Neutral Fund
(Effective on or about July 19, 2013: DWS Diversified Market Neutral Fund)

The following changes are effective on or about July 19, 2013.

DWS Disciplined Market Neutral Fund will change its name to DWS Diversified Market Neutral Fund.

The following information replaces the existing disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectus:

Main investments. The fund seeks to achieve its investment objective by employing a multi-manager approach whereby portions of the fund’s assets are allocated to separate investment management teams, including subadvisors that employ different market neutral investment strategies. Pursuant to the investment management teams’ different investment strategies, the fund’s investment portfolio is primarily comprised of long and short positions in common stocks of companies from U.S., foreign and emerging markets. Portfolio management buys (takes long positions in) common stocks that it believes are undervalued and sells short common stocks (borrows the stock and then sells it) that it believes are overvalued. The fund’s equity investments will consist mainly of common stocks, but may also include investments in other types of equities such as preferred stocks or convertible stocks.

Management process. The Advisor provides or oversees the provision of all investment advisory and portfolio management services for the fund. The fund’s different investment management teams, including subadvisors, select individual portfolio securities for the assets assigned to them. The Advisor, subject to the approval of the Board, has ultimate responsibility to recommend to the Board the hiring, termination and replacement of any subadvisors. The Advisor currently allocates the fund’s assets among three different investment management teams, including two subadvisors that employ different market neutral strategies.

In selecting investment management teams, the Advisor seeks to identify investment management teams that, based on their investment strategies and historical performance, have the potential, in the opinion of the Advisor, to perform independently of each other and achieve low correlation to, and lower volatility than the markets. When determining how to allocate assets of the fund among the investment management teams, the Advisor will consider a variety of factors, including the investment strategy, the investment sub-strategy and expected return potential, and the manner in which the investment management teams’ historical and expected investment returns correlate with each other. In addition, additional guidelines will also be employed and monitored by the Advisor to ensure the investment management teams’ compliance with its stated mandate and risk framework.

The Advisor currently allocates the fund’s assets across two sub-advised sleeves managed by Pyramis Global Advisors, LLC (”Pyramis”) and Henderson Alternative Investment Advisor Limited (”Henderson”) and one sleeve managed by the Advisor. Each investment management team will employ different market neutral investment strategies when managing the assets of the fund allocated to it.

Pyramis’ Market Neutral Strategy: The strategy utilizes a long/short market neutral approach with the ability to go wherever research identifies the best opportunities both domestically and globally. To isolate sources of performance spread (i.e., the performance differential between the long and short portfolios), portfolio management focuses on strong, company-level catalysts and fundamentally driven themes in the marketplace that can be translated into long and short positions via pair trades. From a valuation perspective, portfolio management looks for stocks that are trading at reasonable valuations relative to growth prospects and relative to peers. Stocks are typically sold when the investment thesis behind the stock’s inclusion in the strategy has played out, if there is a change to the investment thesis given new information, or if portfolio management simply sees better opportunity elsewhere.

When constructing the portfolio, portfolio management is able to draw input from research analysts located in various countries around the globe. Day-to-day decision making within the strategy generally takes place in a collaborative team context, with final security selection and accountability resting with portfolio management. The focus of the team context is to incorporate multiple viewpoints reached from a variety of perspectives and activities. The approach encourages active discussion among team members, resulting in a higher level and quality of idea generation. Daily meetings, as well as informal interactions, set the platform for optimal communication.

Henderson’s Market Neutral Strategy: The strategy is a ’best ideas’ global, highly liquid equity long/short strategy that focuses exclusively on public equities. In choosing securities, portfolio management utilizes a bottom up, fundamental stock-selection criteria based on deep fundamental analysis. Regional investment teams contribute investment ideas and recommendations which are pooled together to form one portfolio. The strategy utilizes a mix of fundamental investment disciplines that include both growth and value strategies to reduce volatility and correlation. Portfolio management adopts an active management approach to adapt the portfolio to rapidly changing market and macro conditions. Portfolio management conducts rigorous portfolio stress testing and analysis to seek to preserve capital through all market cycles.

The Advisor’s Market Neutral Strategy: The strategy employs a proprietary multi-factor quantitative model that ranks securities based on expected performance over a defined time horizon. The rankings are supported through factor selection and weightings that reflect the efficacy and consistency of all the factors that are analyzed. The model utilizes numerous quantitative factors across broad categories such as valuation, momentum, profitability, earnings and sales growth and equity change. In constructing the portfolio, market neutrality will be achieved by investing equal dollar amounts in the long and short portfolios.

Derivatives. In implementing their respective strategies, the investment teams generally may use futures contracts total return swaps, which are each a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular security or market or to maintain full long and short exposure.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The following disclosure is added under the ”MAIN RISKS” section of the summary section of the fund’s prospectus:

Multi-manager approach risk. While the investment strategies employed by the fund’s investment management teams are intended to be complementary, they may not in fact be complementary. The interplay of the various strategies employed by the fund’s multiple investment management teams may result in the fund holding a significant amount of certain types of securities. This may be beneficial or detrimental to the fund’s performance depending upon the performance of those securities and the overall economic environment. The investment management teams selected for the fund may underperform the market generally or other investment management teams that could have been selected for the fund. The multi-manager approach could increase the fund’s portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to the fund’s portfolio securities, higher brokerage commissions and other transaction costs. The success of the fund’s investment strategy depends on, among other things, both the Advisor’s skill in selecting investment management teams and allocating assets to those investment management teams and on an investment management team’s skill in executing the relevant investment strategy and selecting investments for the fund. The degree of correlation among the investment management teams’ investment strategies and the market as a whole will vary as a result of market conditions and other factors, and certain investment management teams could have a greater degree of correlation with each other and with the market than other investment management teams.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund’s investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund’s exposure to the market and magnify potential losses.

Value investing risk. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.

Growth investing risk. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.

IPO risk. Prices of securities bought in an initial public offering (IPO) may rise and fall rapidly, often because of investor perceptions rather than economic reasons. To the extent a mutual fund is small in size, its IPO investments may have a significant impact on its performance since they may represent a larger proportion of the fund’s overall portfolio as compared to the portfolio of a larger fund.
DWS Disciplined Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dmt_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Disciplined Market Neutral Fund
(Effective on or about July 19, 2013: DWS Diversified Market Neutral Fund)

The following changes are effective on or about July 19, 2013.

DWS Disciplined Market Neutral Fund will change its name to DWS Diversified Market Neutral Fund.

The following information replaces the existing disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectus:

Main investments. The fund seeks to achieve its investment objective by employing a multi-manager approach whereby portions of the fund’s assets are allocated to separate investment management teams, including subadvisors that employ different market neutral investment strategies. Pursuant to the investment management teams’ different investment strategies, the fund’s investment portfolio is primarily comprised of long and short positions in common stocks of companies from U.S., foreign and emerging markets. Portfolio management buys (takes long positions in) common stocks that it believes are undervalued and sells short common stocks (borrows the stock and then sells it) that it believes are overvalued. The fund’s equity investments will consist mainly of common stocks, but may also include investments in other types of equities such as preferred stocks or convertible stocks.

Management process. The Advisor provides or oversees the provision of all investment advisory and portfolio management services for the fund. The fund’s different investment management teams, including subadvisors, select individual portfolio securities for the assets assigned to them. The Advisor, subject to the approval of the Board, has ultimate responsibility to recommend to the Board the hiring, termination and replacement of any subadvisors. The Advisor currently allocates the fund’s assets among three different investment management teams, including two subadvisors that employ different market neutral strategies.

In selecting investment management teams, the Advisor seeks to identify investment management teams that, based on their investment strategies and historical performance, have the potential, in the opinion of the Advisor, to perform independently of each other and achieve low correlation to, and lower volatility than the markets. When determining how to allocate assets of the fund among the investment management teams, the Advisor will consider a variety of factors, including the investment strategy, the investment sub-strategy and expected return potential, and the manner in which the investment management teams’ historical and expected investment returns correlate with each other. In addition, additional guidelines will also be employed and monitored by the Advisor to ensure the investment management teams’ compliance with its stated mandate and risk framework.

The Advisor currently allocates the fund’s assets across two sub-advised sleeves managed by Pyramis Global Advisors, LLC (”Pyramis”) and Henderson Alternative Investment Advisor Limited (”Henderson”) and one sleeve managed by the Advisor. Each investment management team will employ different market neutral investment strategies when managing the assets of the fund allocated to it.

Pyramis’ Market Neutral Strategy: The strategy utilizes a long/short market neutral approach with the ability to go wherever research identifies the best opportunities both domestically and globally. To isolate sources of performance spread (i.e., the performance differential between the long and short portfolios), portfolio management focuses on strong, company-level catalysts and fundamentally driven themes in the marketplace that can be translated into long and short positions via pair trades. From a valuation perspective, portfolio management looks for stocks that are trading at reasonable valuations relative to growth prospects and relative to peers. Stocks are typically sold when the investment thesis behind the stock’s inclusion in the strategy has played out, if there is a change to the investment thesis given new information, or if portfolio management simply sees better opportunity elsewhere.

When constructing the portfolio, portfolio management is able to draw input from research analysts located in various countries around the globe. Day-to-day decision making within the strategy generally takes place in a collaborative team context, with final security selection and accountability resting with portfolio management. The focus of the team context is to incorporate multiple viewpoints reached from a variety of perspectives and activities. The approach encourages active discussion among team members, resulting in a higher level and quality of idea generation. Daily meetings, as well as informal interactions, set the platform for optimal communication.

Henderson’s Market Neutral Strategy: The strategy is a ’best ideas’ global, highly liquid equity long/short strategy that focuses exclusively on public equities. In choosing securities, portfolio management utilizes a bottom up, fundamental stock-selection criteria based on deep fundamental analysis. Regional investment teams contribute investment ideas and recommendations which are pooled together to form one portfolio. The strategy utilizes a mix of fundamental investment disciplines that include both growth and value strategies to reduce volatility and correlation. Portfolio management adopts an active management approach to adapt the portfolio to rapidly changing market and macro conditions. Portfolio management conducts rigorous portfolio stress testing and analysis to seek to preserve capital through all market cycles.

The Advisor’s Market Neutral Strategy: The strategy employs a proprietary multi-factor quantitative model that ranks securities based on expected performance over a defined time horizon. The rankings are supported through factor selection and weightings that reflect the efficacy and consistency of all the factors that are analyzed. The model utilizes numerous quantitative factors across broad categories such as valuation, momentum, profitability, earnings and sales growth and equity change. In constructing the portfolio, market neutrality will be achieved by investing equal dollar amounts in the long and short portfolios.

Derivatives. In implementing their respective strategies, the investment teams generally may use futures contracts total return swaps, which are each a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular security or market or to maintain full long and short exposure.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The following disclosure is added under the ”MAIN RISKS” section of the summary section of the fund’s prospectus:

Multi-manager approach risk. While the investment strategies employed by the fund’s investment management teams are intended to be complementary, they may not in fact be complementary. The interplay of the various strategies employed by the fund’s multiple investment management teams may result in the fund holding a significant amount of certain types of securities. This may be beneficial or detrimental to the fund’s performance depending upon the performance of those securities and the overall economic environment. The investment management teams selected for the fund may underperform the market generally or other investment management teams that could have been selected for the fund. The multi-manager approach could increase the fund’s portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to the fund’s portfolio securities, higher brokerage commissions and other transaction costs. The success of the fund’s investment strategy depends on, among other things, both the Advisor’s skill in selecting investment management teams and allocating assets to those investment management teams and on an investment management team’s skill in executing the relevant investment strategy and selecting investments for the fund. The degree of correlation among the investment management teams’ investment strategies and the market as a whole will vary as a result of market conditions and other factors, and certain investment management teams could have a greater degree of correlation with each other and with the market than other investment management teams.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund’s investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund’s exposure to the market and magnify potential losses.

Value investing risk. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.

Growth investing risk. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.

IPO risk. Prices of securities bought in an initial public offering (IPO) may rise and fall rapidly, often because of investor perceptions rather than economic reasons. To the extent a mutual fund is small in size, its IPO investments may have a significant impact on its performance since they may represent a larger proportion of the fund’s overall portfolio as compared to the portfolio of a larger fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS MARKET TRUST
Prospectus Date	rr_ProspectusDate	Dec 1, 2012
Document Creation Date	dei_DocumentCreationDate	Apr 25, 2013